Loans - Receivables Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non performing loans [Abstract]
Accrued interest excluded from total	$ 10,009	$ 6,836
90+ and Still Accruing
Non performing loans [Abstract]
Accrued interest excluded from total	0	0
Commercial and industrial
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans	29	47
1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans	1,631	388
Commercial
Non performing loans [Abstract]
Accrued interest excluded from total	4,409	2,538
Commercial | Commercial and industrial
Non performing loans [Abstract]
Accrued interest excluded from total	2,046	1,373
Commercial | Commercial real estate
Non performing loans [Abstract]
Accrued interest excluded from total	2,363	1,165
Mortgage
Non performing loans [Abstract]
Accrued interest excluded from total	4,116	2,998
Mortgage | 1-4 family owner occupied - jumbo
Non performing loans [Abstract]
Accrued interest excluded from total	1,892	1,290
Mortgage | 1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Accrued interest excluded from total	953	798
Mortgage | 1-4 family non-owner occupied
Non performing loans [Abstract]
Accrued interest excluded from total	558	513
Mortgage | 1-4 family - 2nd lien
Non performing loans [Abstract]
Accrued interest excluded from total	588	283
Mortgage | Resort lending
Non performing loans [Abstract]
Accrued interest excluded from total	125	114
Installment
Non performing loans [Abstract]
Accrued interest excluded from total	1,484	1,300
Installment | Boat lending
Non performing loans [Abstract]
Accrued interest excluded from total	601	537
Installment | Recreational vehicle lending
Non performing loans [Abstract]
Accrued interest excluded from total	648	546
Installment | Other
Non performing loans [Abstract]
Accrued interest excluded from total	235	217
Non-performing TDR's
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	1,339	1,319
Non-Accrual with an Allowance for Credit Loss	2,382	3,791
Total Non- Accrual	3,721	5,110
90+ and Still Accruing	0	0
Total Non- Performing Loans	3,721	5,110
Accrued interest excluded from total	0	0
Non-performing TDR's | 90+ and Still Accruing
Non performing loans [Abstract]
Accrued interest excluded from total	0	0
Non-performing TDR's | Commercial | Commercial and industrial
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	9	15
Total Non- Accrual	9	15
90+ and Still Accruing	0	0
Total Non- Performing Loans	9	15
Non-performing TDR's | Commercial | Commercial real estate
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	0	0
90+ and Still Accruing	0	0
Total Non- Performing Loans	0	0
Non-performing TDR's | Mortgage | 1-4 family owner occupied - jumbo
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	607
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	0	607
90+ and Still Accruing	0	0
Total Non- Performing Loans	0	607
Non-performing TDR's | Mortgage | 1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	1,077	137
Non-Accrual with an Allowance for Credit Loss	852	1,815
Total Non- Accrual	1,929	1,952
90+ and Still Accruing	0	0
Total Non- Performing Loans	1,929	1,952
Non-performing TDR's | Mortgage | 1-4 family non-owner occupied
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	152	275
Non-Accrual with an Allowance for Credit Loss	323	592
Total Non- Accrual	475	867
90+ and Still Accruing	0	0
Total Non- Performing Loans	475	867
Non-performing TDR's | Mortgage | 1-4 family - 2nd lien
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	182
Non-Accrual with an Allowance for Credit Loss	562	681
Total Non- Accrual	562	863
90+ and Still Accruing	0	0
Total Non- Performing Loans	562	863
Non-performing TDR's | Mortgage | Resort lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	110	118
Non-Accrual with an Allowance for Credit Loss	38	119
Total Non- Accrual	148	237
90+ and Still Accruing	0	0
Total Non- Performing Loans	148	237
Non-performing TDR's | Installment | Boat lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	380	210
Total Non- Accrual	380	210
90+ and Still Accruing	0	0
Total Non- Performing Loans	380	210
Non-performing TDR's | Installment | Recreational vehicle lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	30	177
Total Non- Accrual	30	177
90+ and Still Accruing	0	0
Total Non- Performing Loans	30	177
Non-performing TDR's | Installment | Other
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	188	182
Total Non- Accrual	188	182
90+ and Still Accruing	0	0
Total Non- Performing Loans	$ 188	$ 182